Scheduled Maturities Of Time Deposits (Scheduled Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities of Time Deposits [Abstract]
2014	$ 607,729
2015	207,203
2016	114,163
2017	64,390
2018	84,066
Over five years	55
Time Deposits, Total	$ 1,077,606	$ 919,346